Non-operating expenses	12 Months Ended
Dec. 31, 2020
Other Expense, Nonoperating [Abstract]
Non-operating expenses

Non-operating expenses consisted of the following:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2020	2019	2018
Impairment of equity securities at cost	7,000	-	-
Foreign exchange losses	2,195	2,401	1,984
Financial charges	104	341	104
Interest expense	685	643	244
Other components of defined benefit plans, net	248	132	140
Other	847	153	354
Total non-operating expenses from continuing operations	11,079	3,670	2,826

The impairment of equity securities at cost relate to the Tarmin warrant (see Note 19).

Non-operating expenses – Other includes a USD 454,501 expense for the fair value adjustment as at December 31, 2020 of the investment in OpenLimit (see Note 20).